Inx Token Liability (Tables)	12 Months Ended
Dec. 31, 2023
Inx Token Liability [Abstract]
Schedule of the Number of Inx Tokens that the Company has Distributed	The number of INX Tokens that the Company has issued as of December 31, 2023 and 2022, or has an obligation to issue is as follows:
	December 31, 2023	December 31, 2022
Total number of INX Tokens	135,570,986	133,410,776

INX Token liability	$54,120	$56,847

Schedule of Fair Values of Inx Tokens Free of, or Subject to Lock-Up Agreements and the Discount Rates	The fair value of INX Tokens free of, or subject to lock-up agreements and the discount rates applied as of December 31, 2023, are as follows:
	Discount rate	Number of INX Tokens	Total fair value

Not subject to lock-up	0%	133,293,902	$53,317
Subject to lock-up through January 2024	4.05%	150,000	58
Subject to lock-up through February 2024	7.22-7.89%	600,000	222
Subject to lock-up through July 2024	14.35%	1,527,084	523
Total		135,570,986	$54,120

	Discount rate	Number of INX Tokens	Total fair value

Not subject to lock-up	0%	122,716,614	$52,768
Subject to lock-up through February-April 2023	6%-9.3%	9,082,078	3,554
Subject to lock-up through May 2023	10.05-10.22%	82,000	31
Subject to lock-up through June 2023	10.52%	3,000	1
Subject to lock-up through July 2024	24.99%	1,527,084	493

Total		133,410,776	$56,847

Schedule of Inputs and Assumptions are Volatility and the Period under the Lock Up	For INX Tokens which are subject to lock-up agreement, the Company used the Finnerty model to determine the discount rates applying for such INX Tokens during their lock-up agreements. Significant inputs and assumptions are volatility and the period under the lock up, as follows:
	December 31, 2023	December 31, 2022

Expected term (years)	0.04-0.53	0.13-1.53
Expected volatility	89.05%-90.16%	71.56%-103.37%